RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		Jun. 30, 2025	Jun. 03, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized	[1]	4,000,000		4,000,000
Number of shares issued	[1]	1,974,163		485,058
Additional paid-in capital (in Dollars)			$ 26,502,858
Class B Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized	[1]	4,000,000		4,000,000
Number of shares issued	[1]	42,000		42,000
Common Stock [Member] | Class A Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized			4,000,000
Share par value (in Dollars per share)			$ 0.05
Number of shares issued			1,974,163
Additional paid-in capital (in Dollars)				$ 24,253
Common Stock [Member] | Class B Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized			4,000,000
Share par value (in Dollars per share)			$ 0.05
Number of shares issued			42,000
Additional paid-in capital (in Dollars)				$ 2,100

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.